Property, Premises and Equipment (Details) - Schedule of property, premises and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Beginning balance	$ 24,345	$ 21,914
Additions	2,755	2,356
Transfers	1,311
Disposals	(195)	(3)
Adjustments		78
Ending balance	28,216	24,345	$ 21,914
Depreciation
Beginning balance	11,177	9,179
Deprecation for the year	2,315	1,875
Disposals	(135)	(3)
Adjustments		126
Ending balance	13,357	11,177	9,179
Net carrying amount
Net carrying amount, ending balance	14,859	13,168
Right of Use Assets [Member]
Cost
Beginning balance	4,035	1,925
Additions	1,269	2,012
Transfers
Disposals
Adjustments		98
Ending balance	5,304	4,035	1,925
Depreciation
Beginning balance	1,121	411
Deprecation for the year	994	584
Disposals
Adjustments		126
Ending balance	2,115	1,121	411
Net carrying amount
Net carrying amount, ending balance	3,189	2,914
Office Buildings [Member]
Cost
Beginning balance	2,681	2,679
Additions	4	22
Transfers	1,311
Disposals
Adjustments		(20)
Ending balance	3,996	2,681	2,679
Depreciation
Beginning balance	923	894
Deprecation for the year	35	29
Disposals
Adjustments
Ending balance	958	923	894
Net carrying amount
Net carrying amount, ending balance	3,038	1,758
Aircraft [Member]
Cost
Beginning balance	11,290	11,290
Additions
Transfers
Disposals
Adjustments
Ending balance	11,290	11,290	11,290
Depreciation
Beginning balance	3,615	2,709
Deprecation for the year	903	906	903
Disposals
Adjustments
Ending balance	4,518	3,615	2,709
Net carrying amount
Net carrying amount, ending balance	6,772	7,675
Office Furniture [Member]
Cost
Beginning balance	1,678	1,652
Additions	103	26
Transfers	116
Disposals	(101)
Adjustments
Ending balance	1,796	1,678	1,652
Depreciation
Beginning balance	1,440	1,383
Deprecation for the year	42	57
Disposals	(75)
Adjustments
Ending balance	1,407	1,440	1,383
Net carrying amount
Net carrying amount, ending balance	389	238
Computers [Member]
Cost
Beginning balance	1,862	1,646
Additions	160	210
Transfers	94	9
Disposals	(22)	(3)
Adjustments
Ending balance	2,094	1,862	1,646
Depreciation
Beginning balance	1,605	1,436
Deprecation for the year	186	172
Disposals	(22)	(3)
Adjustments
Ending balance	1,769	1,605	1,436
Net carrying amount
Net carrying amount, ending balance	325	257
Equipment [Member]
Cost
Beginning balance	293	291
Additions	12	2
Transfers	2
Disposals	(3)
Adjustments
Ending balance	304	293	291
Depreciation
Beginning balance	284	282
Deprecation for the year	6	2
Disposals	(3)
Adjustments
Ending balance	287	284	282
Net carrying amount
Net carrying amount, ending balance	17	9
Leasehold Improvements [Member]
Cost
Beginning balance	1,419	1,411
Additions	98	8
Transfers	838
Disposals	(69)
Adjustments
Ending balance	2,286	1,419	1,411
Depreciation
Beginning balance	1,318	1,250
Deprecation for the year	102	68
Disposals	(35)
Adjustments
Ending balance	1,385	1,318	1,250
Net carrying amount
Net carrying amount, ending balance	901	101
Vehicles [Member]
Cost
Beginning balance	1,011	1,011
Additions
Transfers
Disposals
Adjustments
Ending balance	1,011	1,011	1,011
Depreciation
Beginning balance	871	814
Deprecation for the year	47	57
Disposals
Adjustments
Ending balance	918	871	814
Net carrying amount
Net carrying amount, ending balance	93	140
Work In Progress [Member]
Cost
Beginning balance	76	9
Additions	1,109	76
Transfers	(1,050)	(9)
Disposals
Adjustments
Ending balance	135	76	9
Depreciation
Beginning balance
Deprecation for the year
Disposals
Adjustments
Ending balance
Net carrying amount
Net carrying amount, ending balance	$ 135	$ 76